Commitments and Contingencies (Details) - USD ($)		1 Months Ended	8 Months Ended
	Jun. 16, 2025	Feb. 28, 2025	Sep. 30, 2025
Commitments and Contingencies (Details) [Line Items]
Option for underwriters to purchase additional units, term			45 days
Number of additional units that can be purchased by the underwriters to cover over-allotments. (in Shares)			2,625,000
Gross proceeds from proposed public offering			$ 201,250,000
Description of underwriters deferred commissions			The deferred commissions will be released to the underwriters only on completion of an initial business combination. The deferred commissions will be payable as follows: (i) $0.20 per unit sold in the Initial Public Offering shall be paid to the underwriter in cash, and (ii) $0.15 per unit sold in the Initial Public Offering shall be paid to the underwriters in cash based on the funds remaining in the trust account after giving effect to public shares that are redeemed in connection with an initial business combination.
Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash underwriting discount			2.00%
Deferred Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of deferred underwriting discount			3.50%
BLUE ACQUISITION CORP [Member]
Commitments and Contingencies (Details) [Line Items]
Option for underwriters to purchase additional units, term		45 days
Number of additional units that can be purchased by the underwriters to cover over-allotments. (in Shares)		2,625,000
Description of underwriters deferred commissions		The deferred commissions will be released to the underwriters only on completion of an initial business combination. The deferred commissions will be payable as follows: (i) $0.20 per unit sold in this offering shall be paid to the underwriter in cash, and (ii) $0.15 per unit sold in this offering shall be paid to the underwriters in cash based on the funds remaining in the trust account after giving effect to public shares that are redeemed in connection with an initial business combination.
BLUE ACQUISITION CORP [Member] | Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash underwriting discount		2.00%
BLUE ACQUISITION CORP [Member] | Deferred Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Recorded Unconditional Purchase Obligation, to be Paid, Remainder of Fiscal Year		$ 3.5
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of representative shares (in Shares)			175,000
Description of representative shares			The Company accounted for the Representative Shares as a cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The underwriters (and any of their designees to whom the Representative Shares are issued) agree not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares are be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and will, accordingly, be subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Units in the Initial Public Offering. Furthermore, the underwriters agree (and any of their designees to whom the Representative Shares are issued agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares are not transferable, assignable or saleable until 30 days after the completion of our initial business combination (except with respect to permitted transferees as described herein under the section of the final prospectus entitled “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units”).
IPO [Member] | Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering			$ 4,025,000
IPO [Member] | BLUE ACQUISITION CORP [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of representative shares (in Shares)		175,000
Description of representative shares		The Company will account for the Representative Shares as a cost of the Proposed Public Offering, resulting in a charge directly to share’s equity. The underwriters (and any of their designees to whom the Representative Shares are issued) will agree not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares will be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and will, accordingly, be subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Units in the Proposed Public Offering. Furthermore, the underwriters will agree (and any of their designees to whom the Representative Shares are issued will agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares will not be transferable, assignable or saleable until 30 days after the completion of our initial business combination (except with respect to permitted transferees as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units”).
IPO [Member] | BLUE ACQUISITION CORP [Member] | Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering		$ 3,500,000
IPO [Member] | BLUE ACQUISITION CORP [Member] | Deferred Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering		6,125,000
Over-Allotment Option [Member] | Deferred Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering			$ 7,043,750
Over-Allotment Option [Member] | BLUE ACQUISITION CORP [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering	$ 201,250,000
Over-Allotment Option [Member] | BLUE ACQUISITION CORP [Member] | Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering		4,025,000
Over-Allotment Option [Member] | BLUE ACQUISITION CORP [Member] | Deferred Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering		$ 7,043,750